UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey – 122.6%
Corporate – 11.0%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B,
6.25%, 1/01/37(a)(b)	$560	$39,200
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT,
7.00%, 11/15/30(c)	2,335	2,343,523
New Jersey EDA, Refunding RB, American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	475	521,483
Series B, 5.60%, 11/01/34	395	440,927
Salem County Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A,
4.88%, 6/01/29	750	814,020

		4,159,153

County/City/Special District/School District – 11.5%
Bergen County New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center,
5.00%, 9/15/34	245	281,672
City of Margate City New Jersey, GO, Refunding, Improvement:
5.00%,1/15/27	230	260,109
5.00%,1/15/28	110	123,770
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%,10/01/28	400	509,660
5.50%,10/01/29	790	1,008,048
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	800	872,488
Union County Improvement Authority, RB, Guaranteed Lease-Family Court Building Project,
5.00%, 5/01/42	470	519,416
Union County Utilities Authority, Refunding RB, New Jersey Solid Waste System, County Deficiency Agreement, Series A,
5.00%, 6/15/41	685	762,302

		4,337,465

Education – 22.4%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	500	556,650
Series S, 5.00%, 9/01/36	280	296,696
New Jersey EDA, Refunding RB, School Facilities, Series GG,
5.25%, 9/01/27	1,345	1,547,463
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J,
5.25%, 7/01/38	180	197,869
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,084,598
Georgian Court University, Series D,
5.00%, 7/01/33	150	156,225
Kean University, Series A,
5.50%, 9/01/36	700	782,523
New Jersey Institute of Technology, Series H,
5.00%, 7/01/31	210	230,987
Ramapo College, Series B,
5.00%, 7/01/42	85	93,319
University of Medicine & Dentistry, Series B,
7.50%, 12/01/32	450	549,378
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT,
5.00%, 12/01/22	915	1,021,058
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	640	715,635
Series 1A, 5.00%, 12/01/25	165	179,111
Series 1A, 5.00%, 12/01/26	125	135,005
Series 1A, 5.13%, 12/01/27	295	321,432
Series 1A, 5.25%, 12/01/32	300	325,566
New Jersey Institute of Technology, RB, Series A,
5.00%, 7/01/42	250	276,700

		8,470,215

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health – 14.6%
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	$150	$151,651
5.88%, 1/01/37	265	266,532
New Jersey EDA, Refunding RB:
First Mortgage Winchester, Series A, 5.80%, 11/01/31	1,000	1,016,700
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	488,006
New Jersey Health Care Facilities Financing Authority, RB (AGC):
Meridian Health, Series I, 5.00%, 7/01/38	245	258,235
Virtua Health, 5.50%, 7/01/38	400	433,000
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	610	735,611
Meridan Health System Obligation, 5.00%, 7/01/26	305	344,382
South Jersey Hospital, 5.00%, 7/01/46	500	513,330
St. Barnabas Health, Series A, 5.00%, 7/01/25	45	50,773
St. Barnabas Health, Series A, 5.00%, 7/01/29	500	519,910
St. Barnabas Health, Series A, 5.63%, 7/01/32	180	200,552
St. Barnabas Health, Series A, 5.63%, 7/01/37	505	558,979

		5,537,661

Housing – 5.5%
New Jersey State Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.55%, 11/01/43	485	496,223
S/F Housing, Series CC, 5.00%, 10/01/34	355	379,381
Series A, 4.75%, 11/01/29	370	394,394
Series AA, 6.38%, 10/01/28	590	639,672
New Jersey State Housing & Mortgage Finance Agency, RB (concluded):
Series AA, 6.50%, 10/01/38	185	191,538

		2,101,208

State – 37.3%
Garden State Preservation Trust, RB, CAB, Series B (AGM),
3.28%, 11/01/27(d)	4,000	2,502,440
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	601,485
School Facilities Construction, Series KK, 5.00%, 3/01/38	245	270,147
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,000	1,151,040
New Jersey EDA, Refunding RB:
(AGM), 5.00%, 6/15/22	1,000	1,162,000
Cigarette Tax, 5.00%, 6/15/28	255	279,857
Cigarette Tax, 5.00%, 6/15/29	500	545,930
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,661,637
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	567,680
School Facilities Construction, Series GG, 5.25%, 9/01/26	1,000	1,156,510
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A,
5.25%, 10/01/38	500	537,425
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
6.00%, 6/15/35	1,275	1,518,296
5.00%, 6/15/42	250	269,000
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	600	666,384
5.25%, 6/15/28	200	221,308

		14,111,139

2	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation – 19.6%
Delaware River Port Authority Pennsylvania & New Jersey, RB, Series D,
5.00%, 1/01/40	$250	$272,333
New Jersey State Turnpike Authority, RB, Series E,
5.25%, 1/01/40	370	405,516
New Jersey State Turnpike Authority, Refunding RB, Series B,
5.00%, 1/01/30	445	501,253
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	325	384,270
CAB, Series C (AGM), 4.62%, 12/15/32(d)	1,250	512,075
Series A, 5.88%, 12/15/38	555	650,760
Series A, 5.50%, 6/15/41	830	944,523
Series A (AGC), 5.63%, 12/15/28	200	235,788
Series B, 5.00%, 6/15/42	1,000	1,077,410
Port Authority of New York & New Jersey, RB, JFK International Air Terminal,
6.00%, 12/01/42	450	522,585
Port Authority of New York & New Jersey, Refunding RB, Consolidated AMT:
152nd Series, 5.75%, 11/01/30	525	604,086
172nd Series, 5.00%, 10/01/34	1,000	1,096,360
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	100	112,712
5.00%, 11/01/29	100	112,369

		7,432,040

Utility – 0.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC),
4.41%, 9/01/33(d)	650	268,717

Total Municipal Bonds in New Jersey		46,417,598

Multi-State – 5.7%
Housing – 5.7%
Centerline Equity Issuer Trust,
7.20%, 11/15/14(e)(f)	2,000	2,155,300

Puerto Rico – 5.8%
State – 5.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	970	1,045,417
6.00%, 8/01/42	500	551,270
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C,
6.00%, 8/01/39	540	599,584

Total Municipal Bonds in Puerto Rico		2,196,271

Total Municipal Bonds – 134.1%		50,769,169

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(g)
New Jersey – 28.8%
County/City/Special District/School District – 5.1%
Union County Utilities Authority, Refunding LRB, Covanta Union, Series A, AMT,
5.25%, 12/01/31	1,780	1,943,012

Education – 6.1%
New Jersey EDA, RB, School Facilities Construction (AGC),
6.00%, 12/15/18(h)	1,000	1,181,240
Rutgers State University of New Jersey, Refunding RB, Series F,
5.00%, 5/01/39	990	1,110,391

		2,291,631

State – 2.6%
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN,
5.00%, 3/01/29(i)	869	976,339

Transportation – 15.0%
New Jersey State Turnpike Authority, RB, Series A,
5.00%, 1/01/38(i)	1,480	1,604,646
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGM), 5.00%, 12/15/32	600	669,330
Series B, 5.25%, 6/15/36(i)	1,000	1,114,270
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT,
5.00%, 10/15/41	1,500	1,621,755

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(g)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT,
5.25%, 11/01/35	$630	$679,149

		5,689,150

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in New Jersey		10,900,132

Puerto Rico – 1.0%
State – 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	370	396,342

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 29.8%		11,296,474

Total Long-Term Investments (Cost – $57,666,165) – 163.9%		62,065,643

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund,
0.00%(j)(k)	427,907	427,907

Total Short-Term Securities (Cost – $427,907) – 1.1%		427,907

Total Investments (Cost – $58,094,072*) – 165.0%		62,493,550
Other Assets Less Liabilities –1.3%		476,118
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.9%)		(6,397,350)
VRDP Shares, at Liquidation Value – (49.4%)		(18,700,000)

Net Assets Applicable to Common Shares – 100.0%		$37,872,318

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$51,717,281

Gross unrealized appreciation	$4,989,336
Gross unrealized depreciation	(606,797)

Net unrealized appreciation	$4,382,539

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(b)	Non-income producing security.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020, is $2,526,789.

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

4	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
BIF New Jersey Municipal Money Fund	891,865	(463,958)	427,907	–

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(36)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$4,651,875	$36,429

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$62,065,643	–	$62,065,643
Short-Term Securities	$427,907	–	–	427,907

Total	$427,907	$62,065,643	–	$62,493,550

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$36,429	–	–	$36,429

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$48,000	–	–	$48,000
Liabilities:
TOB trust certificates	–	$(6,393,730)	–	(6,393,730)
VRDP shares	–	(18,700,000)	–	(18,700,000)

Total	$48,000	$(25,093,730)	–	$(25,045,730)

There were no transfers between levels during the period ended May 31, 2013.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 25, 2013